Consolidated Schedule of Investments
January 31, 2022
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–59.44%(a)
Argentina–3.42%
Argentina Treasury Bond BONCER,
1.40%, 03/25/2023	ARS	1,711,725,360	$32,592,457
1.50%, 03/25/2024	ARS	988,313,000	18,505,285
4.00%, 04/27/2025	ARS	117,500,000	5,171,566
2.00%, 11/09/2026	ARS	825,000,000	13,550,345
Argentine Bonos del Tesoro, 15.50%, 10/17/2026	ARS	135,000,000	568,793
Provincia de Buenos Aires Government Bonds, 40.94% (BADLAR + 3.75%), 04/12/2025(b)(c)	ARS	120,000,000	1,080,314
			71,468,760
Austria–0.27%
Erste Group Bank AG, 4.25%(b)(d)(e)	EUR	5,000,000	5,645,169
Belgium–0.14%
KBC Group N.V., 4.25%(b)(d)(e)	EUR	2,600,000	3,016,049
Brazil–5.97%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	28,000,000	21,399,033
Series F, 10.00%, 01/01/2029	BRL	565,000,000	100,827,154
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(b)	BRL	13,857,000	2,486,906
			124,713,093
Canada–7.14%
Province of Manitoba, 7.75%, 12/22/2025	CAD	25,000,000	23,942,828
Province of Ontario, 6.50%, 03/08/2029	CAD	100,000,000	100,453,998
Province of Quebec, 8.50%, 04/01/2026	CAD	25,000,000	24,769,146
			149,165,972
Chile–0.73%
Bonos de la Tesoreria de la Republica en pesos, 2.80%, 10/01/2033(b)	CLP	16,000,000,000	15,281,152
China–8.26%
China Development Bank,
Series 2103, 3.30%, 03/03/2026	CNY	530,000,000	85,523,738
Series 2110, 3.41%, 06/07/2031	CNY	250,000,000	40,559,887
China Government Bond,
3.72%, 04/12/2051	CNY	130,000,000	21,905,990
3.53%, 10/18/2051	CNY	150,000,000	24,637,120
			172,626,735
	Principal Amount		Value
Colombia–5.02%
Colombian TES,
Series B, 6.25%, 11/26/2025	COP	360,000,000,000	$85,621,085
Series B, 7.75%, 09/18/2030	COP	45,000,000,000	10,622,052
Fideicomiso PA Concesion Ruta al Mar, 6.75%, 02/15/2044(b)	COP	8,000,000,000	1,503,893
Fideicomiso PA Costera, Series B, 6.25%, 01/15/2034(b)	COP	6,107,644,400	1,608,991
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	23,500,000,000	5,580,956
			104,936,977
Cyprus–1.01%
Cyprus Government International Bond, 0.95%, 01/20/2032(b)	EUR	19,000,000	21,036,046
Egypt–1.64%
Egypt Government Bond,
16.30%, 01/01/2023	EGP	10,200,000	667,540
14.35%, 09/10/2024	EGP	50,000,000	3,196,816
14.48%, 04/06/2026	EGP	300,000,000	19,174,443
Egypt Government International Bond, 4.75%, 04/16/2026(b)	EUR	10,400,000	11,148,154
			34,186,953
France–0.59%
Accor S.A., 2.63%(b)(d)(e)	EUR	2,500,000	2,679,044
Credit Agricole S.A.,
4.00%(b)(d)(e)	EUR	2,400,000	2,826,644
7.50%(b)(d)(e)	GBP	2,600,000	3,929,460
Electricite de France S.A., 3.00%(b)(d)(e)	EUR	2,600,000	2,855,979
			12,291,127
Germany–0.53%
Bayer AG, 2.38%, 11/12/2079(b)(d)	EUR	5,000,000	5,550,991
Deutsche Lufthansa AG, 4.38%, 08/12/2075(b)(d)	EUR	5,000,000	5,579,532
			11,130,523
Greece–3.83%
Hellenic Republic Government Bond,
1.75%, 06/18/2032(b)	EUR	45,000,000	49,948,905
1.88%, 01/24/2052(b)	EUR	30,000,000	29,930,065
Series GDP, 0.00%, 10/15/2042	EUR	107,000,000	138,241
			80,017,211

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
India–2.74%
India Government Bond,
8.40%, 07/28/2024	INR	1,997,000,000	$28,659,636
8.15%, 11/24/2026	INR	500,000,000	7,262,061
State of Gujarat India, 7.52%, 05/24/2027	INR	500,000,000	6,991,543
State of Maharashtra India, 7.99%, 10/28/2025	INR	500,000,000	7,036,714
State of Tamil Nadu India, 8.53%, 03/09/2026	INR	500,000,000	7,259,717
			57,209,671
Italy–0.28%
Intesa Sanpaolo S.p.A., 5.50%(b)(d)(e)	EUR	2,400,000	2,846,313
UniCredit S.p.A., 5.38%(b)(d)(e)	EUR	2,500,000	2,907,947
			5,754,260
Ivory Coast–0.20%
Ivory Coast Government International Bond, 4.88%, 01/30/2032(b)	EUR	3,950,000	4,177,229
Mexico–3.79%
Mexican Bonos,
Series M, 8.00%, 12/07/2023	MXN	190,000,000	9,285,676
Series M, 5.75%, 03/05/2026	MXN	560,000,000	25,442,482
Series M, 7.75%, 05/29/2031	MXN	600,000,000	29,216,696
Series M, 7.75%, 11/13/2042	MXN	150,000,000	7,098,022
Series M 30, 8.50%, 11/18/2038	MXN	160,000,000	8,174,543
			79,217,419
Netherlands–1.14%
Cooperatieve Rabobank U.A.,
3.25%(b)(d)(e)	EUR	5,000,000	5,589,188
4.38%(b)(d)(e)	EUR	4,600,000	5,508,837
Stichting AK Rabobank Certificaten, 6.50%(b)(e)(f)	EUR	8,752,450	12,738,961
			23,836,986
New Zealand–0.78%
New Zealand Government Bond, Series 551, 2.75%, 05/15/2051	NZD	26,000,000	16,390,923
Portugal–0.38%
Caixa Geral de Depositos S.A., 10.75%(b)(d)(e)	EUR	7,000,000	7,981,320
Romania–0.19%
Romanian Government International Bond, 2.00%, 04/14/2033(b)	EUR	4,106,000	3,989,277
	Principal Amount		Value
Russia–2.11%
Mos.ru, 5.00%, 08/22/2034	RUB	103,214,253	$0
Russian Federal Bond - OFZ,
Series 6219, 7.75%, 09/16/2026	RUB	3,000,000,000	36,491,178
Series 6236, 5.70%, 05/17/2028	RUB	700,000,000	7,521,307
			44,012,485
South Africa–5.39%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	270,000,000	16,229,863
Series 2032, 8.25%, 03/31/2032	ZAR	187,300,000	10,994,279
Series 2037, 8.50%, 01/31/2037	ZAR	1,275,000,000	70,622,723
Series 2048, 8.75%, 02/28/2048	ZAR	272,000,000	14,882,134
			112,728,999
Spain–1.66%
Banco Bilbao Vizcaya Argentaria S.A., 6.00%(b)(d)(e)	EUR	4,800,000	5,810,323
Banco Santander S.A.,
4.38%(b)(d)(e)	EUR	4,000,000	4,486,005
3.63%(b)(d)(e)	EUR	2,400,000	2,442,226
CaixaBank S.A.,
5.88%(b)(d)(e)	EUR	2,400,000	2,979,714
3.63%(b)(d)(e)	EUR	7,400,000	7,588,385
Repsol International Finance B.V., 3.75%(b)(d)(e)	EUR	5,000,000	5,799,812
Telefonica Europe B.V., 2.88%(b)(d)(e)	EUR	5,000,000	5,539,790
			34,646,255
Supranational–0.61%
African Development Bank,
0.00%, 04/05/2046(g)	ZAR	600,000,000	5,625,244
0.00%, 01/17/2050(g)	ZAR	310,000,000	2,312,394
International Finance Corp., 0.00%, 03/23/2038(g)	MXN	350,000,000	4,863,911
			12,801,549
Sweden–0.13%
Heimstaden Bostad AB, 3.38%(b)(d)(e)	EUR	2,500,000	2,727,527
Switzerland–0.25%
Dufry One B.V., 2.00%, 02/15/2027(b)	EUR	5,000,000	5,169,590
United Kingdom–1.24%
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(b)	GBP	5,400,000	7,215,687
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
United Kingdom–(continued)
Gatwick Funding Ltd.,
3.13%, 09/28/2039(b)	GBP	650,000	$849,388
3.25%, 02/26/2048(b)	GBP	2,500,000	3,289,236
International Consolidated Airlines Group S.A.,
2.75%, 03/25/2025(b)	EUR	2,400,000	2,676,050
1.50%, 07/04/2027(b)	EUR	2,600,000	2,663,811
Nationwide Building Society, 5.75%(b)(d)(e)	GBP	2,500,000	3,537,086
NatWest Group PLC, 4.50%(d)(e)	GBP	4,300,000	5,621,061
			25,852,319
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,323,156,398)			1,242,011,576

U.S. Dollar Denominated Bonds & Notes–18.49%
Angola–0.13%
Angolan Government International Bond, 9.50%, 11/12/2025(b)		$2,500,000	2,740,124
Argentina–0.24%
Argentine Republic Government International Bond, 0.50%, 07/09/2030(f)		15,000,000	5,100,150
Brazil–0.91%
Azul Investments L.L.P., 7.25%, 06/15/2026(b)		2,250,000	2,033,741
B2W Digital Lux S.a.r.l., 4.38%, 12/20/2030(b)		3,135,000	2,770,964
Banco do Brasil S.A., 9.00%(b)(d)(e)		2,500,000	2,678,900
Braskem Netherlands Finance B.V., 4.50%, 01/31/2030(b)		4,900,000	4,984,819
CSN Inova Ventures, 6.75%, 01/28/2028(b)		2,500,000	2,634,000
Klabin Austria GmbH,
5.75%, 04/03/2029(b)		1,000,000	1,079,965
7.00%, 04/03/2049(b)		2,500,000	2,737,363
			18,919,752
Chile–0.59%
AES Andes S.A., 6.35%, 10/07/2079(b)(d)		2,500,000	2,547,500
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(b)		10,000,000	9,866,000
			12,413,500
Principal Amount		Value
China–1.01%
CIFI Holdings Group Co. Ltd.,
6.55%, 03/28/2024(b)	$800,000	$742,000
6.45%, 11/07/2024(b)	450,000	407,250
6.00%, 07/16/2025(b)	2,500,000	2,218,750
Country Garden Holdings Co. Ltd.,
5.13%, 01/17/2025(b)	1,500,000	1,293,000
5.40%, 05/27/2025(b)	3,500,000	3,036,250
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/2026(b)	4,022,000	3,980,622
KWG Group Holdings Ltd.,
5.88%, 11/10/2024(b)	1,000,000	546,250
5.95%, 08/10/2025(b)	1,500,000	813,750
Logan Group Co. Ltd.,
7.50%, 08/25/2022(b)	2,260,000	2,022,700
4.25%, 07/12/2025(b)	1,500,000	1,110,000
Powerlong Real Estate Holdings Ltd., 6.25%, 08/10/2024(b)	1,500,000	1,173,750
Prosus N.V., 3.26%, 01/19/2027(b)	2,205,000	2,204,046
Shimao Group Holdings Ltd.,
6.13%, 02/21/2024(b)	1,000,000	487,500
5.60%, 07/15/2026(b)	2,500,000	1,162,500
		21,198,368
Colombia–1.25%
Bancolombia S.A., 4.88%, 10/18/2027(d)	10,000,000	9,954,950
Colombia Government International Bond,
4.13%, 02/22/2042	7,500,000	5,955,000
5.00%, 06/15/2045	7,000,000	5,974,570
Ecopetrol S.A., 4.63%, 11/02/2031	4,546,000	4,196,140
		26,080,660
Denmark–0.13%
Danske Bank A/S, 7.00%(b)(d)(e)	2,500,000	2,690,500
Dominican Republic–0.25%
Dominican Republic International Bond,
4.88%, 09/23/2032(b)	3,300,000	3,245,583
5.30%, 01/21/2041(b)	2,110,000	2,009,775
		5,255,358
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Principal Amount		Value
Ecuador–0.10%
Ecuador Government International Bond, 5.00%, 07/31/2030(b)(f)	$2,500,000	$2,175,000
Egypt–0.77%
Egypt Government International Bond,
6.59%, 02/21/2028(b)	4,059,000	3,834,525
7.63%, 05/29/2032(b)	6,500,000	5,859,841
8.50%, 01/31/2047(b)	5,000,000	4,191,585
8.88%, 05/29/2050(b)	2,500,000	2,148,423
		16,034,374
El Salvador–0.16%
El Salvador Government International Bond,
7.75%, 01/24/2023(b)	1,500,000	1,177,515
5.88%, 01/30/2025(b)	1,000,000	602,510
8.25%, 04/10/2032(b)	2,500,000	1,467,500
		3,247,525
France–0.24%
Societe Generale S.A., 4.75%(b)(d)(e)	5,000,000	4,952,050
Ghana–0.58%
Ghana Government International Bond,
7.88%, 03/26/2027(b)	7,500,000	6,252,525
7.75%, 04/07/2029(b)	7,500,000	5,913,712
		12,166,237
Guatemala–0.50%
CT Trust, 5.13%, 02/03/2032(b)	2,817,000	2,861,255
Guatemala Government Bond,
4.90%, 06/01/2030(b)	4,000,000	4,192,640
3.70%, 10/07/2033(b)	3,623,000	3,441,886
		10,495,781
Hong Kong–0.23%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(b)	2,500,000	2,454,087
5.75%, 07/21/2028(b)	2,500,000	2,403,538
		4,857,625
India–0.56%
JSW Steel Ltd., 3.95%, 04/05/2027(b)	6,000,000	5,745,682
Principal Amount		Value
India–(continued)
Reliance Industries Ltd., 4.88%, 02/10/2045(b)	$5,000,000	$5,978,030
		11,723,712
Indonesia–0.70%
PT Indofood CBP Sukses Makmur Tbk, 4.75%, 06/09/2051(b)	5,000,000	4,829,098
PT Indonesia Asahan Aluminium (Persero), 5.45%, 05/15/2030(b)	2,500,000	2,731,688
PT Pertamina (Persero), 4.18%, 01/21/2050(b)	2,500,000	2,432,230
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.38%, 02/05/2050(b)	5,000,000	4,688,425
		14,681,441
Iraq–0.09%
Iraq International Bond, 5.80%, 01/15/2028(b)	1,875,000	1,802,250
Ireland–0.50%
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(b)(g)	1,213,279	1,188,930
Series 119, 0.00%, 04/30/2025(b)(g)	1,290,781	1,264,876
Series 120, 0.00%, 04/30/2025(b)(g)	1,615,732	1,583,307
Series 122, 0.00%, 04/30/2025(b)(g)	1,415,635	1,387,225
Series 124, 0.00%, 04/30/2025(b)(g)	1,136,990	1,114,172
Series 126, 0.00%, 04/30/2025(b)(g)	1,271,971	1,246,444
Series 127, 0.00%, 04/30/2025(b)(g)	1,473,314	1,443,747
0.00%, 04/30/2025(b)(g)	1,156,316	1,133,110
		10,361,811
Japan–0.23%
SoftBank Group Corp., 4.63%, 07/06/2028(b)	5,075,000	4,762,329
Macau–0.12%
MGM China Holdings Ltd., 5.88%, 05/15/2026(b)	2,500,000	2,493,550
Mexico–1.33%
Alpek S.A.B. de C.V., 3.25%, 02/25/2031(b)	2,443,000	2,356,408
Banco Mercantil del Norte S.A.,
8.38%(b)(d)(e)	2,500,000	2,744,062
5.88%(b)(d)(e)	2,490,000	2,393,513
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Principal Amount		Value
Mexico–(continued)
Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(b)	$5,000,000	$5,137,625
6.99%, 02/20/2032(b)	2,076,000	2,063,471
Cemex S.A.B. de C.V.,
3.88%, 07/11/2031(b)	3,500,000	3,323,950
5.13%(b)(d)(e)	3,457,000	3,475,184
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)	4,254,000	3,936,652
Petroleos Mexicanos, 7.69%, 01/23/2050	2,500,000	2,320,425
		27,751,290
Netherlands–0.10%
ING Groep N.V., 6.75%(b)(d)(e)	2,000,000	2,132,500
Nigeria–0.26%
Nigeria Government International Bond, 7.88%, 02/16/2032(b)	5,500,000	5,369,375
Oman–0.47%
Oman Government International Bond, 6.75%, 01/17/2048(b)	10,000,000	9,813,200
Pakistan–0.11%
Pakistan Government International Bond, 8.88%, 04/08/2051(b)	2,500,000	2,335,450
South Africa–0.55%
Eskom Holdings SOC Ltd., 6.35%, 08/10/2028(b)	2,500,000	2,621,250
Republic of South Africa Government International Bond, 5.65%, 09/27/2047(h)	2,500,000	2,276,600
Sasol Financing USA LLC, 4.38%, 09/18/2026	3,249,000	3,215,243
Stillwater Mining Co., 4.00%, 11/16/2026(b)	3,500,000	3,355,450
		11,468,543
Switzerland–2.18%
Credit Suisse Group AG,
7.50%(b)(d)(e)	5,000,000	5,211,950
6.25%(b)(d)(e)	9,800,000	10,302,250
5.25%(b)(d)(e)	5,000,000	4,998,500
UBS Group AG,
7.00%(b)(d)(e)(h)(i)	7,500,000	7,931,813
7.00%(b)(d)(e)(i)	7,900,000	8,605,841
4.88%(b)(d)(e)	8,575,000	8,584,432
		45,634,786
	Principal Amount		Value
Tanzania–0.22%
HTA Group Ltd., 7.00%, 12/18/2025(b)		$4,500,000	$4,700,835
Thailand–0.12%
Muang Thai Life Assurance PCL, 3.55%, 01/27/2037(b)(d)		2,450,000	2,438,933
Ukraine–0.94%
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/2026(b)		2,400,000	1,828,949
Ukraine Government International Bond,
8.99%, 02/01/2024(b)		3,750,000	3,468,750
6.88%, 05/21/2029(b)		5,000,000	4,212,600
7.38%, 09/25/2032(b)		7,500,000	6,364,650
1.26%, 05/31/2040(b)		5,000,000	3,795,250
			19,670,199
United Kingdom–2.76%
abrdn PLC, 4.25%, 06/30/2028(b)		2,500,000	2,648,800
Barclays PLC, 8.00%(d)(e)		2,500,000	2,730,550
BP Capital Markets PLC, 4.88%(d)(e)(h)		3,500,000	3,705,625
British Telecommunications PLC, 4.25%, 11/23/2081(b)(d)(h)		10,000,000	9,880,700
HSBC Holdings PLC,
6.00%(d)(e)		7,150,000	7,565,629
6.50%(d)(e)		5,000,000	5,381,025
M&G PLC, 6.50%, 10/20/2048(b)(d)		2,500,000	2,865,250
Petrofac Ltd., 9.75%, 11/15/2026(b)(h)		3,640,000	3,672,596
Standard Chartered PLC,
6.00%(b)(d)(e)(h)		10,500,000	10,998,750
4.30%(b)(d)(e)(h)		2,500,000	2,343,750
Vodafone Group PLC, 4.13%, 06/04/2081(d)(h)		6,136,000	5,855,401
			57,648,076
Uzbekistan–0.16%
Uzbekneftegaz JSC, 4.75%, 11/16/2028(b)		3,525,000	3,268,493
Total U.S. Dollar Denominated Bonds & Notes (Cost $414,144,211)			386,383,777

Asset-Backed Securities–8.52%
Alba PLC, Series 2007-1, Class F, 3.47% (3 mo. GBP LIBOR + 3.25%), 03/17/2039(b)(c)	GBP	1,426,600	1,888,923
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
Eurohome UK Mortgages PLC,
Series 2007-1, Class M2, 0.60% (3 mo. GBP LIBOR + 0.50%), 06/15/2044(b)(c)	GBP	4,000,000	$4,898,258
Series 2007-1, Class B1, 1.00% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(b)(c)	GBP	5,275,000	6,266,080
Series 2007-2, Class B1, 1.50% (3 mo. GBP LIBOR + 1.40%), 09/15/2044(b)(c)	GBP	4,000,000	5,029,564
Series 2007-1, Class M1, 0.40% (3 mo. GBP LIBOR + 0.30%), 06/15/2044(b)(c)	GBP	5,200,000	6,537,600
Series 2007-2, Class B2, 4.10% (3 mo. GBP LIBOR + 4.00%), 09/15/2044(b)(c)	GBP	3,750,000	5,109,194
Eurosail PLC, Series 2007-4X, Class D1A, 1.84% (3 mo. GBP LIBOR + 1.75%), 06/13/2045(b)(c)	GBP	5,125,312	6,476,705
Grifonas Finance No. 1 PLC, Class B, 0.00% (6 mo. EURIBOR + 0.52%), 08/28/2039(b)(c)	EUR	5,000,000	5,315,291
Hawksmoor Mortgage Funding 2019-1 PLC, Series 2019-1X, Class F, 3.64% (SONIA + 3.50%), 05/25/2053(b)(c)	GBP	6,842,000	9,264,181
Hawksmoor Mortgage Funding PLC, Series 2019-1X, Class G, 3.64% (SONIA + 3.50%), 05/25/2053(b)(c)	GBP	3,801,000	5,140,759
Ludgate Funding PLC, Series 2007-1, Class RES, 1.00%, 01/01/2061(b)(j)	GBP	207,500,000	10,615,416
Mansard Mortgages PLC, Series 2007-2X, Class B2, 3.10% (3 mo. GBP LIBOR + 3.00%), 12/15/2049(b)(c)	GBP	6,158,401	8,142,549
	Principal Amount		Value
Newgate Funding PLC,
Series 2006-2, Class CB, 0.00% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(c)	EUR	1,834,287	$1,986,969
Series 2007-2X, Class CB, 0.00% (3 mo. EURIBOR + 0.44%), 12/15/2050(b)(c)	EUR	2,466,933	2,570,087
Series 2007-1X, Class CB, 0.00% (3 mo. EURIBOR + 0.38%), 12/01/2050(b)(c)	EUR	1,390,405	1,435,479
ResLoC UK PLC, Series 2007-1X, Class D1A, 0.60% (3 mo. EURIBOR + 1.20%), 12/15/2043(b)(c)	EUR	4,972,654	5,231,936
RMAC Securities No. 1 PLC, Series 2006-NS4X, Class B1C, 0.27% (3 mo. EURIBOR + 0.85%), 06/12/2044(b)(c)	EUR	9,550,591	10,188,563
Towd Point Mortgage Funding PLC,
Series 2019-GR4X, Class ER, 1.60% (SONIA + 1.40%), 10/20/2051(b)(c)	GBP	700,000	941,439
Series 2019-GR4X, Class FR, 2.25% (SONIA + 2.05%), 10/20/2051(b)(c)	GBP	3,000,000	4,034,811
Series 2019-GR4X, Class BR, 1.05% (SONIA + 0.85%), 10/20/2051(b)(c)	GBP	7,500,000	10,081,642
Series 2019-GR4X, Class CR, 1.25% (SONIA + 1.05%), 10/20/2051(b)(c)	GBP	3,000,000	4,034,698
Series 2019-GR4X, Class DR, 1.40% (SONIA + 1.20%), 10/20/2051(b)(c)	GBP	1,400,000	1,882,867
Series 2019-GR4X, Class GR, 2.70% (SONIA + 2.50%), 10/20/2051(b)(c)	GBP	2,500,000	3,363,496
Sestante Finance S.r.l., Series 2005, Class C1, 0.24% (3 mo. EURIBOR + 0.80%), 07/15/2045(b)(c)	EUR	9,700,000	5,494,362
IM Pastor 4, FTA,
Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(b)(c)	EUR	9,076,151	9,545,531
Series B, 0.00% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(c)	EUR	3,800,000	2,661,087
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
Titulizacion de Activos Sociedad Gestora de Fondos de Titulizacion S.A., Series 27, Class A3, 0.00% (3 mo. EURIBOR + 0.19%), 12/28/2050(b)(c)	EUR	32,803,991	$33,086,180
Lusitano Mortgages No. 5 PLC, Class D, 0.40% (3 mo. EURIBOR + 0.96%), 07/15/2059(b)(c)	EUR	6,937,285	6,781,489
Total Asset-Backed Securities (Cost $174,406,151)			178,005,156
U.S. Treasury Securities–3.83%
U.S. Treasury Bills–3.83%
0.05%, 03/10/2022 (Cost $79,996,218)(k)(l)		$79,996,218	79,996,218
	Shares
Preferred Stocks–0.41%
United States–0.41%
AT&T, Inc., 2.88%, Series B, Pfd.(d) (Cost $8,958,886)		7,700,000	8,583,655
Common Stocks & Other Equity Interests–0.08%
Argentina–0.08%
TMF Trust Co. S.A.(m) (Cost $1,664,615)		166,790,393	1,588,102
Money Market Funds–2.98%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(n)(o)		21,542,088	21,542,088
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(n)(o)	16,085,457	$16,087,066
Invesco Treasury Portfolio, Institutional Class, 0.01%(n)(o)	24,619,529	24,619,529
Total Money Market Funds (Cost $62,250,117)		62,248,683

Options Purchased–1.11%
(Cost $31,743,713)(p)		23,279,617
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-94.86% (Cost $2,096,320,309)		1,982,096,784
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.33%
Invesco Private Government Fund, 0.02%(n)(o)(q)	2,066,333	2,066,333
Invesco Private Prime Fund, 0.11%(n)(o)(q)	4,820,480	4,821,445
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,887,918)		6,887,778
TOTAL INVESTMENTS IN SECURITIES—95.19% (Cost $2,103,208,227)		1,988,984,562
OTHER ASSETS LESS LIABILITIES–4.81%		100,533,155
NET ASSETS–100.00%		$2,089,517,717
Investment Abbreviations:
ARS	– Argentina Peso
BADLAR	– Buenos Aires Deposits of Large Amounts Rate
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
NZD	– New Zealand Dollar
Pfd.	– Preferred
RUB	– Russian Ruble
SONIA	– Sterling Overnight Index Average
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $780,359,577, which represented 37.35% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2022.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Zero coupon bond issued at a discount.
(h)	All or a portion of this security was out on loan at January 31, 2022.
(i)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(j)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2022.
(k)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for open futures contracts and swap agreements.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$149,983,138	$(128,441,050)	$-	$-	$21,542,088	$1,996
Invesco Liquid Assets Portfolio, Institutional Class	937,266	107,130,813	(91,977,456)	(1,153)	(2,404)	16,087,066	749
Invesco Treasury Portfolio, Institutional Class	-	171,409,301	(146,789,772)	-	-	24,619,529	539
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,260,112	27,017,995	(28,211,774)	-	-	2,066,333	256*
Invesco Private Prime Fund	7,606,928	32,460,309	(35,243,378)	(140)	(2,274)	4,821,445	3,090*
Total	$11,804,306	$488,001,556	$(430,663,430)	$(1,293)	$(4,678)	$69,136,461	$6,630

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(p)	The table below details options purchased.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Bank of America, N.A.	12/05/2022	USD	0.80	AUD	15,000,000	$ 734,947
AUD versus USD	Call	Goldman Sachs International	02/18/2022	USD	0.73	AUD	50,000,000	14,813
EUR versus CHF	Call	Bank of America, N.A.	03/10/2022	CHF	1.07	EUR	50,000,000	29,940
EUR versus CHF	Call	Morgan Stanley and Co. International PLC	02/16/2022	CHF	1.10	EUR	2,500,000	786
EUR versus CHF	Call	UBS AG	04/13/2022	CHF	1.08	EUR	2,500,000	138,853
EUR versus USD	Call	Bank of America, N.A.	11/28/2022	USD	1.20	EUR	25,000,000	3,982,379
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	11/21/2022	USD	1.20	EUR	25,000,000	4,275,543
NZD versus USD	Call	Goldman Sachs International	03/16/2022	USD	0.70	NZD	70,000,000	21,280
USD versus JPY	Call	Goldman Sachs International	04/06/2026	JPY	115.00	USD	43,000,000	1,036,515
USD versus JPY	Call	Goldman Sachs International	04/09/2026	JPY	115.00	USD	43,000,000	1,035,268
Subtotal — Foreign Currency Call Options Purchased								11,270,324
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus CZK	Put	Morgan Stanley and Co. International PLC	07/12/2022	CZK	23.90	EUR	2,500,000	$421,016
EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	04/07/2022	NOK	9.65	EUR	3,000,000	501,916
EUR versus SEK	Put	J.P. Morgan Chase Bank, N.A.	05/16/2022	SEK	9.90	EUR	2,500,000	128,632
EUR versus SEK	Put	UBS AG	02/18/2022	SEK	9.60	EUR	2,500,000	31
USD versus BRL	Put	Bank of America, N.A.	03/08/2022	BRL	5.38	USD	80,000,000	56,640
USD versus BRL	Put	Goldman Sachs International	03/10/2022	BRL	5.45	USD	60,000,000	271,320
USD versus BRL	Put	Goldman Sachs International	06/03/2022	BRL	4.75	USD	10,000,000	502,680
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	03/09/2022	BRL	5.10	USD	5,000,000	819,980
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	05/20/2022	BRL	4.90	USD	5,000,000	468,000
USD versus BRL	Put	Morgan Stanley and Co. International PLC	04/08/2022	BRL	5.40	USD	2,500,000	740,490
USD versus CAD	Put	Bank of America, N.A.	09/20/2022	CAD	1.20	USD	10,000,000	2,192,040
USD versus CAD	Put	Goldman Sachs International	05/12/2022	CAD	1.19	USD	45,000,000	22,995
USD versus CNH	Put	Goldman Sachs International	02/10/2022	CNH	6.38	USD	100,000,000	215,000
USD versus CNH	Put	Goldman Sachs International	05/17/2022	CNH	6.25	USD	10,000,000	946,950
USD versus CNH	Put	Standard Chartered Bank PLC	02/24/2022	CNH	6.38	USD	75,000,000	247,425
USD versus CNH	Put	Standard Chartered Bank PLC	02/24/2022	CNH	6.31	USD	400,000	33,809
USD versus CNH	Put	Standard Chartered Bank PLC	03/21/2022	CNH	6.34	USD	1,250,000	323,976
USD versus INR	Put	Standard Chartered Bank PLC	05/06/2022	INR	73.00	USD	4,000,000	277,728
USD versus INR	Put	Standard Chartered Bank PLC	07/06/2022	INR	74.00	USD	50,000,000	25,700
USD versus JPY	Put	Bank of America, N.A.	03/24/2022	JPY	113.30	USD	150,000,000	170,250
USD versus JPY	Put	Goldman Sachs International	04/12/2022	JPY	112.35	USD	150,000,000	632,100
USD versus JPY	Put	Goldman Sachs International	07/08/2022	JPY	113.50	USD	150,000,000	174,150
USD versus KRW	Put	Standard Chartered Bank PLC	04/19/2022	KRW	1,150.00	USD	2,500,000	153,058
USD versus MXN	Put	Goldman Sachs International	02/10/2022	MXN	20.30	USD	50,000,000	40,250
USD versus MXN	Put	Morgan Stanley and Co. International PLC	02/10/2022	MXN	19.90	USD	1,000,000	10,796
USD versus RUB	Put	Goldman Sachs International	09/15/2022	RUB	72.00	USD	5,000,000	736,100
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	02/07/2022	RUB	68.00	USD	2,500,000	412
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	01/19/2023	RUB	70.00	USD	3,000,000	338,922
USD versus THB	Put	Standard Chartered Bank PLC	03/22/2022	THB	33.25	USD	75,000,000	174,825
USD versus ZAR	Put	Bank of America, N.A.	03/03/2022	ZAR	14.75	USD	50,000,000	45,150
USD versus ZAR	Put	Goldman Sachs International	02/03/2022	ZAR	15.50	USD	60,000,000	526,500
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	02/10/2022	ZAR	15.10	USD	50,000,000	101,450
Subtotal — Foreign Currency Put Options Purchased								11,300,291
Total Foreign Currency Options Purchased								$22,570,615

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $31,433,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Put	Bank of America, N.A.	1.56%	Pay	SOFR	Annually	03/14/2022	USD	50,000,000	$709,002

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $31,433,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value
Credit Risk
Goldman Sachs International	Put	1.05%	Markit CDX North America High Yield Index, Series 37, Version 1	5.00%	Quarterly	04/20/2022	3.414%	USD	100,000,000	$(1,436,088)
J.P. Morgan Chase Bank, N.A.	Put	3.38	Markit iTraxx Europe Crossover Index, Series 36, Version 1	5.00	Quarterly	03/16/2022	2.877	EUR	33,000,000	(237,907)
J.P. Morgan Chase Bank, N.A.	Put	3.38	Markit iTraxx Europe Crossover Index, Series 36, Version 1	5.00	Quarterly	03/16/2022	2.877	EUR	50,000,000	(360,465)
J.P. Morgan Chase Bank, N.A.	Put	1.03	Markit CDX North America High Yield Index, Series 37, Version 1	5.00	Quarterly	04/20/2022	3.414	USD	50,000,000	(495,607)
Morgan Stanley and Co. International PLC	Put	1.05	Markit CDX North America High Yield Index, Series 37, Version 1	5.00	Quarterly	04/20/2022	3.414	USD	75,000,000	(1,077,066)
Total Credit Default Swaptions Written										$(3,607,133)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $31,433,000.
(b)	Implied credit spreads represent the current level, as of January 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
EUR versus NOK	Call	J.P. Morgan Chase Bank, N.A.	08/23/2022	NOK	10.70	EUR	50,000,000	$(621,212)
NZD versus USD	Call	Goldman Sachs International	03/16/2022	USD	0.72	NZD	70,000,000	(3,316)
USD versus CAD	Call	Bank of America, N.A.	09/20/2022	CAD	1.40	USD	16,000,000	(903,808)
USD versus CAD	Call	Goldman Sachs International	05/12/2022	CAD	1.27	USD	45,000,000	(609,300)
USD versus CLP	Call	Morgan Stanley and Co. International PLC	02/08/2022	CLP	900.00	USD	25,000,000	(125)
USD versus JPY	Call	Goldman Sachs International	04/09/2026	JPY	130.00	USD	43,000,000	(349,031)
USD versus KRW	Call	Standard Chartered Bank PLC	04/19/2022	KRW	1,215.00	USD	25,000,000	(270,050)
USD versus RUB	Call	Goldman Sachs International	09/15/2022	RUB	80.00	USD	50,000,000	(3,464,900)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	02/18/2022	ZAR	15.80	USD	50,000,000	(284,400)
Subtotal — Foreign Currency Call Options Written								(6,506,142)
Currency Risk
USD versus CNH	Put	Standard Chartered Bank PLC	03/21/2022	CNH	6.27	USD	1,250,000	(79,165)
Total – Foreign Currency Options Written								$(6,585,307)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $31,433,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	Goldman Sachs International	1.10%	SOFR	Receive	Annually	12/07/2022	USD	75,000,000	$(589,048)
10 Year Interest Rate Swap	Call	Goldman Sachs International	1.42	SOFR	Receive	Annually	02/07/2022	USD	75,000,000	(11,581)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	1.10	SOFR	Receive	Annually	12/08/2022	USD	75,000,000	(590,325)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.00	SOFR	Receive	Annually	12/05/2022	USD	75,000,000	(1,138,963)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	0.53	SONIA	Receive	Annually	06/10/2022	GBP	17,500,000	(194,232)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	0.92%	SONIA	Receive	Annually	07/13/2022	GBP	25,000,000	$(1,263,263)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.52	SONIA	Receive	Annually	02/07/2022	USD	50,000,000	(44,080)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.46	SOFR	Receive	Annually	02/28/2022	USD	75,000,000	(2,100)
Subtotal—Interest Rate Call Swaptions Written										(3,833,592)
Interest Rate Risk
10 Year Interest Rate Swap	Put	Bank of America, N.A.	1.72	SOFR	Pay	Annually	03/14/2022	USD	100,000,000	(693,285)
2 Year Interest Rate Swap	Put	Bank of America, N.A.	2.22	3 Month CDOR	Pay	Quarterly	07/19/2022	CAD	250,000,000	(1,336,652)
10 Year Interest Rate Swap	Put	Goldman Sachs International	1.72	SOFR	Pay	Annually	02/07/2022	USD	75,000,000	(75,912)
10 Year Interest Rate Swap	Put	Goldman Sachs International	2.00	SOFR	Pay	Annually	12/07/2022	USD	75,000,000	(1,325,823)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.60	6 Month EUR LIBOR	Pay	Semi-Annually	04/29/2022	EUR	80,000,000	(7,325)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.20	SOFR	Pay	Annually	12/08/2022	USD	25,000,000	(316,930)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.05	SOFR	Pay	Annually	12/08/2022	USD	25,000,000	(407,946)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.90	SOFR	Pay	Annually	12/08/2022	USD	25,000,000	(522,885)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.45	6 Month EUR LIBOR	Pay	Semi-Annually	04/27/2022	EUR	150,000,000	(2,444,591)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.82	SOFR	Pay	Annually	02/07/2022	USD	50,000,000	(47,105)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.76	SOFR	Pay	Annually	02/28/2022	USD	75,000,000	(2,344)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.25	SONIA	Pay	Annually	07/20/2022	GBP	25,000,000	(1,278,632)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.25	SOFR	Pay	Annually	12/05/2022	USD	75,000,000	(1,656,460)
Subtotal—Interest Rate Put Swaptions Written										(10,115,890)
Total Open Over-The-Counter Interest Rate Swaptions Written										$(13,949,482)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $31,433,000.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Three-Month Canadian Bankers’ Acceptance	500	December-2022	$96,335,012	$(125,939)	$(125,939)
Short Futures Contracts
Interest Rate Risk
Euro-Bund	380	March-2022	(72,194,941)	696,212	696,212
Long Gilt	57	March-2022	(9,349,365)	311,856	311,856
U.S. Treasury 10 Year Notes	1,482	March-2022	(189,649,687)	828,554	828,554
U.S. Treasury 10 Year Ultra Notes	79	March-2022	(11,283,422)	54,117	54,117
U.S. Treasury Ultra Bonds	239	March-2022	(45,156,063)	185,508	185,508
Subtotal—Short Futures Contracts				2,076,247	2,076,247
Total Futures Contracts				$1,950,308	$1,950,308

(a)	Futures contracts collateralized by $694,749 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/07/2022	Bank of America, N.A.	USD	29,310,000	INR	2,193,853,500	$64,754
02/17/2022	Bank of America, N.A.	EUR	18,330,000	USD	21,039,101	440,101
03/16/2022	Bank of America, N.A.	EUR	213,351,879	USD	241,464,205	1,551,861
03/16/2022	Bank of America, N.A.	JPY	14,307,761,500	USD	126,360,165	1,981,398
03/16/2022	Bank of America, N.A.	RUB	10,634,474,040	USD	139,173,277	3,259,341
03/16/2022	Bank of America, N.A.	USD	5,801,389	CAD	7,415,916	32,290
03/16/2022	Bank of America, N.A.	USD	56,914,016	INR	4,337,730,161	938,199
03/16/2022	Bank of America, N.A.	USD	56,819,584	MXN	1,225,186,418	2,152,384
03/16/2022	Bank of America, N.A.	USD	44,171,474	NOK	397,658,161	506,262
03/16/2022	Bank of America, N.A.	USD	9,000,000	ZAR	144,526,500	347,730
03/24/2022	Bank of America, N.A.	USD	900,000	RUB	72,155,250	20,358
03/16/2022	Citibank, N.A.	EUR	11,820,000	USD	13,371,198	79,710
03/16/2022	Citibank, N.A.	USD	51,926,897	GBP	39,148,746	710,863
03/16/2022	Goldman Sachs International	AUD	30,833,000	USD	22,142,091	337,510
03/16/2022	Goldman Sachs International	EUR	228,254,000	USD	258,340,107	1,670,459
03/16/2022	Goldman Sachs International	JPY	1,249,985,000	USD	11,043,246	177,004
03/16/2022	Goldman Sachs International	NZD	25,000,000	USD	17,193,375	754,928
03/16/2022	Goldman Sachs International	USD	90,443,457	CAD	115,607,088	498,061
03/16/2022	Goldman Sachs International	USD	65,024,321	CNY	417,079,000	246,851
03/16/2022	Goldman Sachs International	USD	8,231,638	IDR	119,136,500,000	56,022
03/16/2022	Goldman Sachs International	USD	2,074,119	MXN	44,578,000	71,557
03/16/2022	Goldman Sachs International	USD	90,976,242	RUB	7,209,532,000	1,165,210
05/13/2022	Goldman Sachs International	CAD	25,128,195	USD	20,786,000	1,023,013
09/16/2022	Goldman Sachs International	RUB	1,137,150,000	USD	14,250,000	391,864
09/16/2022	Goldman Sachs International	USD	21,750,000	RUB	1,786,762,500	24,785
02/02/2022	J.P. Morgan Chase Bank, N.A.	USD	144,283,687	BRL	780,372,835	2,676,414
03/03/2022	J.P. Morgan Chase Bank, N.A.	USD	19,970,227	BRL	108,936,591	398,040
03/16/2022	J.P. Morgan Chase Bank, N.A.	CNY	280,764,000	USD	44,000,000	61,573
03/16/2022	J.P. Morgan Chase Bank, N.A.	EUR	218,919,940	USD	247,798,107	1,624,529
03/16/2022	J.P. Morgan Chase Bank, N.A.	JPY	521,245,482	USD	4,604,284	73,046
03/16/2022	J.P. Morgan Chase Bank, N.A.	MXN	180,672,000	USD	8,701,633	5,337
03/16/2022	J.P. Morgan Chase Bank, N.A.	SEK	233,246,644	USD	25,702,959	678,704
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	70,481,224	AUD	99,994,643	233,312
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	22,020,822	CAD	28,149,217	122,565
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	31,966,206	CNY	205,079,195	127,856
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	6,500,000	MXN	138,222,500	153,071
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	25,516,182	NOK	232,980,600	659,682
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	57,638,803	SGD	78,794,550	677,212
04/29/2022	J.P. Morgan Chase Bank, N.A.	EUR	21,500,000	USD	24,323,810	118,025
04/29/2022	J.P. Morgan Chase Bank, N.A.	USD	24,323,829	RUB	1,988,266,250	783,518
06/10/2022	J.P. Morgan Chase Bank, N.A.	USD	12,083,000	RUB	970,373,647	36,132
06/27/2022	J.P. Morgan Chase Bank, N.A.	USD	70,563,204	IDR	1,127,600,000,000	7,061,785
02/02/2022	Morgan Stanley and Co. International PLC	USD	144,149,373	BRL	780,372,835	2,810,728
03/16/2022	Morgan Stanley and Co. International PLC	EUR	78,750,000	USD	89,109,956	556,263
03/16/2022	Morgan Stanley and Co. International PLC	NZD	25,700,000	USD	17,321,106	422,383
03/16/2022	Morgan Stanley and Co. International PLC	USD	39,193,820	AUD	55,575,151	107,996
03/16/2022	Morgan Stanley and Co. International PLC	USD	15,862,559	CAD	20,274,551	86,276
03/16/2022	Morgan Stanley and Co. International PLC	USD	286,546	CLP	242,861,818	15,056
03/16/2022	Morgan Stanley and Co. International PLC	USD	36,899,204	CZK	839,420,000	1,679,159
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/16/2022	Morgan Stanley and Co. International PLC	USD	10,500,000	MXN	218,447,250	$14,534
03/16/2022	Morgan Stanley and Co. International PLC	USD	12,000,000	ZAR	193,038,000	485,372
03/16/2022	Royal Bank of Canada	EUR	107,638,090	USD	121,834,787	796,687
03/16/2022	Royal Bank of Canada	GBP	5,430,000	USD	7,360,989	60,039
03/16/2022	Royal Bank of Canada	USD	44,433,590	GBP	33,498,000	606,415
03/16/2022	Standard Chartered Bank PLC	CNY	210,256,200	USD	33,000,000	95,757
03/16/2022	Standard Chartered Bank PLC	INR	3,219,133,875	USD	43,000,000	66,479
03/16/2022	Standard Chartered Bank PLC	KRW	52,739,431,300	USD	44,416,700	719,549
03/16/2022	Standard Chartered Bank PLC	USD	25,947,101	CNY	166,422,111	97,284
03/16/2022	Standard Chartered Bank PLC	USD	18,210,690	THB	613,937,000	226,071
06/27/2022	Standard Chartered Bank PLC	IDR	1,127,600,000,000	USD	77,829,928	204,939
Subtotal—Appreciation						43,044,303
Currency Risk
02/17/2022	Bank of America, N.A.	USD	21,042,919	PLN	83,468,000	(608,327)
03/16/2022	Bank of America, N.A.	AUD	40,365,104	USD	28,475,563	(69,962)
03/16/2022	Bank of America, N.A.	INR	4,634,235,000	USD	60,804,364	(1,002,330)
03/16/2022	Bank of America, N.A.	MXN	480,991,481	USD	22,394,519	(757,072)
03/16/2022	Bank of America, N.A.	NOK	172,481,912	USD	18,902,127	(476,581)
03/16/2022	Bank of America, N.A.	RUB	2,394,000,000	USD	30,000,000	(596,527)
03/16/2022	Bank of America, N.A.	USD	112,229,910	EUR	99,000,000	(905,267)
03/16/2022	Bank of America, N.A.	USD	22,413,196	JPY	2,570,102,136	(71,046)
03/16/2022	Bank of America, N.A.	USD	69,861,030	NZD	103,706,772	(1,669,901)
03/16/2022	Bank of America, N.A.	USD	46,241,684	SEK	424,083,616	(743,166)
09/21/2022	Bank of America, N.A.	CAD	108,910,200	USD	84,000,000	(1,587,779)
03/16/2022	Citibank, N.A.	GBP	4,175,000	USD	5,537,720	(75,810)
03/16/2022	Citibank, N.A.	MXN	1,004,200,000	USD	46,493,969	(1,841,246)
03/16/2022	Citibank, N.A.	USD	90,968,263	EUR	80,415,000	(542,291)
03/16/2022	Citibank, N.A.	USD	69,785,739	KRW	82,214,579,642	(1,667,012)
03/16/2022	Goldman Sachs International	GBP	23,231,000	USD	30,809,185	(426,243)
03/16/2022	Goldman Sachs International	MXN	536,333,975	USD	25,153,949	(661,445)
03/16/2022	Goldman Sachs International	USD	89,629,688	EUR	79,026,000	(765,636)
03/16/2022	Goldman Sachs International	USD	24,424,988	MXN	507,187,319	(12,512)
03/16/2022	Goldman Sachs International	USD	30,000,000	RUB	2,328,720,000	(237,785)
03/16/2022	Goldman Sachs International	ZAR	83,000,000	USD	5,132,232	(236,067)
02/02/2022	J.P. Morgan Chase Bank, N.A.	BRL	780,372,835	USD	145,438,883	(1,521,218)
03/03/2022	J.P. Morgan Chase Bank, N.A.	BRL	671,436,244	USD	123,087,515	(2,453,339)
03/16/2022	J.P. Morgan Chase Bank, N.A.	CAD	32,285,500	USD	25,256,591	(140,575)
03/16/2022	J.P. Morgan Chase Bank, N.A.	CNY	1,241,195,500	USD	193,668,281	(573,782)
03/16/2022	J.P. Morgan Chase Bank, N.A.	GBP	136,860,292	USD	181,457,313	(2,559,288)
03/16/2022	J.P. Morgan Chase Bank, N.A.	MXN	329,385,000	USD	15,251,565	(602,742)
03/16/2022	J.P. Morgan Chase Bank, N.A.	NOK	9,940,000	USD	1,088,635	(28,145)
03/16/2022	J.P. Morgan Chase Bank, N.A.	RUB	884,963,750	USD	11,000,000	(310,283)
03/16/2022	J.P. Morgan Chase Bank, N.A.	THB	206,712,000	USD	6,128,868	(78,772)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	11,975,750	CAD	15,107,624	(91,442)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	376,148,278	EUR	332,501,233	(2,253,517)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	34,472,700	GBP	25,487,054	(203,877)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	6,145,457	JPY	695,719,854	(97,497)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	6,364,051	RUB	481,590,000	(209,088)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	8,500,000	ZAR	129,722,750	(109,752)
03/16/2022	J.P. Morgan Chase Bank, N.A.	ZAR	1,867,624,530	USD	115,567,249	(5,227,549)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/10/2022	J.P. Morgan Chase Bank, N.A.	USD	2,750,000	RUB	214,434,000	$(71,904)
02/02/2022	Morgan Stanley and Co. International PLC	BRL	780,372,835	USD	136,335,728	(10,624,373)
02/10/2022	Morgan Stanley and Co. International PLC	CLP	855,800,000	USD	1,000,000	(67,697)
03/16/2022	Morgan Stanley and Co. International PLC	CLP	14,980,000,000	USD	17,674,474	(928,658)
03/16/2022	Morgan Stanley and Co. International PLC	COP	480,417,200,000	USD	120,700,258	(376,810)
03/16/2022	Morgan Stanley and Co. International PLC	GBP	5,786,000	USD	7,674,083	(105,530)
03/16/2022	Morgan Stanley and Co. International PLC	NOK	66,382,736	USD	7,272,433	(185,808)
03/16/2022	Morgan Stanley and Co. International PLC	USD	10,357,917	EUR	9,130,000	(91,311)
03/16/2022	Morgan Stanley and Co. International PLC	USD	43,623,872	GBP	32,000,000	(598,016)
03/16/2022	Morgan Stanley and Co. International PLC	USD	127,617,803	JPY	14,450,040,000	(2,002,194)
03/16/2022	Morgan Stanley and Co. International PLC	USD	451,694	SEK	4,096,756	(12,167)
03/16/2022	Royal Bank of Canada	CAD	164,477,500	USD	128,691,285	(693,806)
03/16/2022	Royal Bank of Canada	USD	70,430,745	EUR	62,128,271	(568,042)
03/16/2022	Standard Chartered Bank PLC	USD	7,000,000	CNY	44,430,050	(46,877)
03/16/2022	Standard Chartered Bank PLC	USD	27,500,000	INR	2,044,625,000	(230,880)
Subtotal—Depreciation						(48,018,944)
Total Forward Foreign Currency Contracts						$(4,974,641)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Indonesia Government International Bonds	Buy	(1.00)%	Quarterly	12/20/2026	0.909%	USD	11,786,000	$(71,767)	$(53,567)	$18,200
Markit iTraxx Europe Index, Series 36, Version 1	Buy	(1.00)	Quarterly	12/20/2026	0.591	EUR	21,500,000	(611,415)	(475,958)	135,457
Markit iTraxx Europe Sub Financials Index, Series 36, Version 1	Buy	(1.00)	Quarterly	12/20/2026	1.265	EUR	46,250,000	565,895	675,319	109,424
South Africa Republic International Bonds	Buy	(1.00)	Quarterly	12/20/2026	2.082	USD	2,500,000	119,041	124,120	5,079
Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)	Quarterly	12/20/2026	3.414	USD	60,000,000	(4,970,515)	(4,095,240)	875,275
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2024	1.569	USD	9,000,000	118,847	141,777	22,930
Colombia Government International Bonds	Sell	1.00	Quarterly	12/20/2026	2.136	USD	12,500,000	(715,542)	(636,825)	78,717
Subtotal - Appreciation								(5,565,456)	(4,320,374)	1,245,082
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	2.269	USD	12,500,000	890,342	706,437	(183,905)
Markit iTraxx Europe Senior Financials, Series 36, Version 1	Sell	1.00	Quarterly	12/20/2026	0.674	EUR	50,000,000	1,201,764	878,144	(323,620)
Subtotal - Depreciation								2,092,106	1,584,581	(507,525)
Total Centrally Cleared Credit Default Swap Agreements								$(3,473,350)	$(2,735,793)	$737,557

(a)	Centrally cleared swap agreements collateralized by $16,459,050 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of January 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	3 Month JIBAR	Quarterly	(6.61)%	Quarterly	10/19/2026	ZAR	336,700,000	$1,757	$10,624	$8,867
Receive	3 Month JIBAR	Quarterly	(6.65)	Quarterly	10/11/2026	ZAR	350,000,000	—	15,172	15,172
Receive	6 Month CZK PRIBOR	Semi-Annually	(3.95)	Annually	01/17/2027	CZK	235,000,000	—	30,446	30,446
Pay	BZDIOVRA	At Maturity	11.08	At Maturity	01/04/2027	BRL	122,658,165	—	48,207	48,207
Receive	3 Month JIBAR	Quarterly	(7.50)	Quarterly	03/01/2031	ZAR	310,000,000	1,981	95,299	93,318
Recieve	SOFR	Annually	(1.55)	Annually	01/13/2032	USD	31,850,000	—	131,707	131,707
Receive	SONIA	Annually	(0.89)	Annually	11/15/2051	GBP	3,600,000	—	223,549	223,549
Receive	3 Month JIBAR	Quarterly	(7.15)	Quarterly	02/24/2031	ZAR	147,600,000	888	271,351	270,462
Receive	3 Month JIBAR	Quarterly	(6.75)	Quarterly	02/15/2031	ZAR	94,000,000	—	332,282	332,282
Receive	3 Month USD LIBOR	Quarterly	(1.67)	Semi-Annually	06/07/2053	USD	8,750,000	—	610,520	610,520
Receive	3 Month USD LIBOR	Quarterly	(1.67)	Semi-Annually	07/12/2053	USD	12,000,000	—	836,164	836,164
Receive	28 Day MXN TIIE	28 Day	(5.62)	28 Day	01/29/2031	MXN	250,000,000	—	1,551,519	1,551,519
Receive	28 Day MXN TIIE	28 Day	(5.50)	28 Day	11/29/2030	MXN	251,250,000	—	1,631,572	1,631,572
Receive	6 Month WIBOR	Semi-Annually	(1.45)	Annually	05/05/2026	PLN	77,360,000	—	1,953,045	1,953,045
Receive	6 Month WIBOR	Semi-Annually	(1.44)	Annually	05/04/2026	PLN	78,000,000	—	1,980,529	1,980,529
Receive	SONIA	Annually	(0.80)	Annually	12/02/2031	GBP	39,250,000	—	2,083,986	2,083,986
Receive	3 Month COOVIBR	Quarterly	(4.20)	Quarterly	02/08/2031	COP	43,000,000,000	—	2,432,236	2,432,236
Receive	SONIA	Annually	(0.75)	Annually	12/06/2031	GBP	62,500,000	—	3,744,408	3,744,408
Receive	6 Month CLICP	Semi-Annually	(2.34)	Semi-Annually	03/10/2026	CLP	30,000,000,000	—	4,540,165	4,540,165
Subtotal — Appreciation								4,626	22,522,781	22,518,154
Interest Rate Risk
Pay	28 Day MXN TIIE	28 Day	4.81	28 Day	07/23/2025	MXN	1,704,500,000	—	(6,839,344)	(6,839,344)
Pay	3 Month CDOR	Semi-Annually	1.48	Semi-Annually	03/08/2024	CAD	1,030,000,000	—	(6,554,727)	(6,554,727)
Pay	28 Day MXN TIIE	28 Day	6.12	28 Day	02/11/2031	MXN	660,000,000	—	(3,033,674)	(3,033,674)
Pay	3 Month KORIBOR	Quarterly	1.19	Quarterly	03/14/2023	KRW	330,000,000,000	—	(1,896,524)	(1,896,524)
Pay	BZDIOVRA	At Maturity	9.27	At Maturity	01/04/2027	BRL	101,329,264	—	(1,373,464)	(1,373,464)
Pay	3 Month KORIBOR	Quarterly	1.51	Quarterly	06/16/2023	KRW	281,000,000,000	—	(1,368,781)	(1,368,781)
Pay	3 Month JIBAR	Quarterly	7.48	Quarterly	02/15/2036	ZAR	149,200,000	—	(473,026)	(473,026)
Pay	28 Day MXN TIIE	28 Day	7.08	28 Day	06/16/2031	MXN	259,850,000	—	(399,700)	(399,700)
Pay	3 Month NDBB	Quarterly	2.39	Semi-Annually	01/27/2024	NZD	380,000,000	—	(383,211)	(383,211)
Pay	TONAR	Annually	0.04	Annually	01/13/2029	JPY	12,300,000,000	—	(362,408)	(362,408)
Pay	3 Month KORIBOR	Quarterly	2.17	Quarterly	01/17/2024	KRW	120,000,000,000	—	(220,253)	(220,253)
Receive	6 Month CZK PRIBOR	Semi-Annually	(4.13)	Annually	01/11/2027	CZK	476,650,000	—	(120,875)	(120,875)
Pay	TONAR	Annually	0.15	Annually	01/21/2032	JPY	5,700,000,000	—	(89,996)	(89,996)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	3 Month CZK PRIBOR	Quarterly	4.77%	Annually	01/11/2023	CZK	2,222,000,000	$—	$(88,419)	$(88,419)
Pay	3 Month CZK PRIBOR	Quarterly	4.75	Annually	01/17/2023	CZK	1,096,650,000	—	(30,726)	(30,726)
Subtotal — Depreciation								—	(23,235,128)	(23,235,128)
Total Centrally Cleared Interest Rate Swap Agreements								$4,626	$(712,347)	$(716,974)

(a)	Centrally cleared swap agreements collateralized by $16,459,050 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.482%	EUR	10,000,000	$112,340	$169,438	$57,098
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	0.855	EUR	5,000,000	36,488	(23,734)	(60,222)
Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 5	Sell	5.00	Quarterly	12/20/2024	3.610	EUR	10,000,000	712,831	444,739	(268,092)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	5.326	EUR	5,000,000	33,059	(33,987)	(67,046)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	5.326	EUR	10,000,000	214,188	(67,974)	(282,162)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	5.326	EUR	5,000,000	81,017	(33,987)	(115,004)
Subtotal—Depreciation									1,077,583	285,057	(792,526)
Total Open Over-The-Counter Credit Default Swap Agreements									$1,189,923	$454,495	$(735,428)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $31,433,000.
(b)	Implied credit spreads represent the current level, as of January 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	6.35%	Annually	02/28/2025	RUB	1,150,000,000	$—	$(1,587,083)	$(1,587,083)
Bank of America, N.A.	Pay	3 Month MOSKP	Quarterly	7.31	Annually	08/17/2024	RUB	1,375,000,000	—	(1,356,718)	(1,356,718)
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	9.63	Annually	03/16/2024	RUB	9,200,000,000	—	(3,086,885)	(3,086,885)
Total Over-The-Counter Interest Rate Swap Agreements									$—	$(6,030,686)	$(6,030,686)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $31,433,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Centrally Cleared Inflation Rate Swap Agreements(a)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Pay	United States CPI Urban Consumers NSA	At Maturity	2.91%	At Maturity	02/02/2027	USD	38,000,000	$—	$—	$—
Pay	United States CPI Urban Consumers NSA	At Maturity	2.92	At Maturity	02/02/2027	USD	47,500,000	—	—	—
Total — Centrally Cleared Inflation Swap Agreements								$—	$—	$—

(a)	Centrally cleared swap agreements collateralized by $16,459,050 cash held with Counterparties.

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—Swiss Franc
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CPI	—Consumer Price Index
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound Sterling
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KORIBOR	—Korea Interbank Offered Rate
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MOSKP	—MosPrime Rate
MXN	—Mexican Peso
NDBB	—New Zealand Dollar Bank Bill
NOK	—Norwegian Krone
NSA	—Non-Seasonally Adjusted
NZD	—New Zealand Dollar
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$1,242,011,576	$—	$1,242,011,576
U.S. Dollar Denominated Bonds & Notes	—	386,383,777	—	386,383,777
Asset-Backed Securities	—	178,005,156	—	178,005,156
U.S. Treasury Securities	—	79,996,218	—	79,996,218
Preferred Stocks	—	8,583,655	—	8,583,655
Common Stocks & Other Equity Interests	—	—	1,588,102	1,588,102
Money Market Funds	62,248,683	6,887,778	—	69,136,461
Options Purchased	—	23,279,617	—	23,279,617
Total Investments in Securities	62,248,683	1,925,147,777	1,588,102	1,988,984,562
Other Investments - Assets*
Futures Contracts	2,076,247	—	—	2,076,247
Forward Foreign Currency Contracts	—	43,044,303	—	43,044,303
Swap Agreements	—	23,820,334	—	23,820,334
	2,076,247	66,864,637	—	68,940,884
Other Investments - Liabilities*
Futures Contracts	(125,939)	—	—	(125,939)
Forward Foreign Currency Contracts	—	(48,018,944)	—	(48,018,944)
Options Written	—	(24,141,922)	—	(24,141,922)
Swap Agreements	—	(30,565,865)	—	(30,565,865)
	(125,939)	(102,726,731)	—	(102,852,670)
Total Other Investments	1,950,308	(35,862,094)	—	(33,911,786)
Total Investments	$64,198,991	$1,889,285,683	$1,588,102	$1,955,072,776

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco International Bond Fund